INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS, NET [Line Items]
Trade names, Gross and Net Carrying Amount	¥ 48,908	¥ 51,563
Finite-lived intangible assets
Less: accumulated amortization	(158,404)	(149,789)
Total	45,800
Intangible assets
Gross Carrying Amount	253,112	253,183
Less: accumulated amortization	(158,404)	(149,789)
Net Carrying Amount	94,708	103,394
Student populations [Member]
Finite-lived intangible assets
Gross carrying amount	38,380	38,380
Less: accumulated amortization	(36,964)	(36,244)
Total	1,416	2,136
Intangible assets
Less: accumulated amortization	(36,964)	(36,244)
Software [Member]
Finite-lived intangible assets
Gross carrying amount	91,254	88,670
Less: accumulated amortization	(89,138)	(87,145)
Total	2,116	1,525
Intangible assets
Less: accumulated amortization	(89,138)	(87,145)
Customer relationships [Member]
Finite-lived intangible assets
Gross carrying amount	5,270	5,270
Less: accumulated amortization	(5,270)	(3,002)
Total		2,268
Intangible assets
Less: accumulated amortization	(5,270)	(3,002)
Cooperative agreements [Member]
Finite-lived intangible assets
Gross carrying amount	5,230	5,230
Less: accumulated amortization	(3,046)	(2,537)
Total	2,184	2,693
Intangible assets
Less: accumulated amortization	(3,046)	(2,537)
Favorable leases [Member]
Finite-lived intangible assets
Gross carrying amount	63,237	63,237
Less: accumulated amortization	(23,153)	(20,028)
Total	40,084	43,209
Intangible assets
Less: accumulated amortization	(23,153)	(20,028)
Non-compete agreements [Member]
Finite-lived intangible assets
Gross carrying amount	833	833
Less: accumulated amortization	(833)	(833)
Total
Intangible assets
Less: accumulated amortization	¥ (833)	¥ (833)